Form N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-3489

                         The Wright Managed Equity Trust
                        -----------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -------------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     ------------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                -----------------
                         (Registrant's Telephone Number)

                                   December 31
                                 ---------------
                             Date of Fiscal Year End

                               September 30, 2006
                              --------------------
                            Date of Reporting Period

-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS



WRIGHT SELECTED BLUE CHIP EQUITIES FUND (WSBC)
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2006 (unaudited)


                                       Shares       Value

     EQUITY INTERESTS - 99.7%

AUTOMOBILES & COMPONENTS - 3.0%
Arvinmeritor Inc....................  12,245   $    174,369
Borg-Warner Automotive Inc..........   9,095        519,961
O'Reilly Automotive Inc *...........   7,620        253,060
Thor Industries Inc.................   5,430        223,553
                                                -----------
                                               $  1,170,943
                                                -----------

BANKS - 4.4%
Associated Banc Corp................   5,940   $    193,050
Astoria Financial Corp..............  14,787        455,735
City National Corp..................   3,525        236,387
Colonial Bancgroup Inc..............  10,615        260,068
Webster Financial Corp..............   5,620        264,758
Wilmington Trust Corp...............   6,510        290,020
                                                -----------
                                               $  1,700,018
                                                -----------

CAPITAL GOODS - 11.7%
Alliant Techsystem *................   6,700   $    543,102
Ametek Inc New......................   5,235        227,984
Crane Company.......................   5,835        243,903
Graco Inc...........................   2,812        109,837
Jacobs Engineering *................   9,100        680,043
Joy Global Inc......................   5,325        200,273
MSC Industrial Direct-A.............   5,615        228,755
Precision Castparts Corp............  12,230        772,447
SPX Corp............................   9,195        491,381
Thomas & Betts Corp *...............  11,100        529,581
Timken Co...........................  10,905        324,751
Trinity Industries..................   4,550        146,373
                                                -----------
                                               $  4,498,430
                                                -----------

COMMERCIAL SERVICES & SUPPLIES - 6.0%
CSG Systems Int'l Inc *.............   6,410   $    169,416
Career Education Corp *.............   4,935        111,038
Ceridan Corp-New *..................   5,085        113,701
ITT Educational Services *..........   2,595        172,049
Lincoln Electric Holdings...........   6,600        359,370
MPS Group, Inc. *...................  15,795        238,662
Manpower Inc........................  10,615        650,381
Republic Services...................   7,485        300,972
Sotheby's Holdings Cl A.............   5,510        177,642
                                                -----------
                                               $  2,293,231
                                                -----------

COMMUNICATIONS EQUIPMENT - 1.8%
Adtran Incorporated.................   4,745   $    113,121
Commscope Inc. *....................   8,265        271,588
Harris Corp.........................   6,945        308,983
                                                -----------
                                               $    693,692
                                                -----------


COMPUTERS & PERIPHERALS - 2.6%
CDW Corp............................   3,810   $    235,001
Imation Corp........................   4,405        176,861
Palm Inc *..........................  14,620        212,867
Western Digital Corp *..............  20,175        365,167
                                                -----------
                                               $    989,896
                                                -----------



CONSUMER DURABLES & APPAREL - 3.9%
Beazer Homes USA Inc................   3,290   $    128,442
Gamestop Corp-Cl A *................   7,105        328,819
Mohawk Inds Inc *...................   5,620        418,409
Polo Ralph Lauren Corp..............   7,140        461,887
Toll Brothers Inc *.................   6,110        171,568
                                                -----------
                                               $  1,509,125
                                                -----------



DIVERSIFIED FINANCIALS - 5.1%
Americredit Corp *..................  15,135   $    378,224
Edwards A.G. Inc....................   6,260        333,533
Jefferies Group Incorporated........  18,005        513,142
Raymond James Fin'l.................  24,552        717,900
                                                -----------
                                               $  1,942,799
                                                -----------



ELECTRONIC EQUIPMENT & INSTRUMENTS 1.9%
Arrow Electrs Inc Com *.............  13,455   $    369,071
Avnet Inc *.........................   9,685        190,020
Plexus Corp *.......................   3,025         58,080
Vishay Intertechnology Inc *........   8,695        122,077
                                                -----------
                                               $    739,248
                                                -----------



ENERGY - 9.6%
Cameron International Corp *........   3,920   $    189,375
Ensco International Inc.............   4,985        218,493
FMC Technologies, Inc *.............   3,270        175,599
Grant Prideco Inc *.................   7,720        293,592
Helmerich & Payne...................   6,745        155,337
Newfield Exploration Co *...........  15,745        606,812
Noble Energy Inc....................  10,610        483,710
Patterson-Uti Energy Inc............  12,085        287,140
Peabody Energy Corp.................  15,655        575,791
Pogo Producing Co...................   9,195        376,535
Smith International Inc.............   3,330        129,203
Tidewater Inc.......................   4,945        218,520
                                                -----------
                                               $  3,710,107
                                                -----------

FOOD, BEVERAGE & TOBACCO 1.5%
Hormel Foods Corp...................   5,575   $    200,589
Pepsiamericas Inc...................   9,005        192,167
Smithfield Foods Inc *..............   6,650        179,682
                                                -----------
                                               $    572,438
                                                -----------


HEALTH CARE EQUIPMENT & SERVICES - 7.3%
Community Health Systems Inc *......   3,190   $    119,147
Covance Inc *.......................   4,255        282,447
Dentsply Int'l  Inc.................   5,475        164,852
Health Net Inc *....................  11,735        510,707
Intuitive Surgical Inc *............   3,030        319,514
Lincare Holdings Inc *..............   3,330        115,351
Omnicare Inc........................  13,550        583,870
Pharmaceutical Product Dev. Inc.....  11,105        396,337
ResMed Inc *........................   3,525        141,881
Triad Hospitals Incorporated *......   4,110        180,963
                                                -----------
                                               $  2,815,069
                                                -----------

HOTELS, RESTAURANTS & LEISURE - 0.6%
Ruby Tuesday Inc....................   7,720   $    217,627
                                                -----------


INSURANCE - 9.9%
American Financial Group,Inc........   8,515   $    399,609
Amerus Group Co.....................   2,155        146,562
Berkley W.R. Corp...................  22,302        789,268
First American Corp.................  13,840        585,986
HCC Insurance Holds.................   8,170        268,630
Ohio Casualty Corp..................   6,510        168,414
Old Republic Intl Corp..............   8,598        190,446
PMI Group Inc.......................   4,835        211,821
Protective Life Corp................   6,995        320,021
Radian Group Inc....................   7,875        472,500
Stancorp Financial Group............   5,480        244,572
                                                -----------
                                                $ 3,797,828
                                                -----------

MATERIALS - 5.1%
Airgas Inc..........................   5,920    $   214,126
Albemarle Corporation...............   4,215        229,001
Commercial Metals CO................   5,110        103,886
Cytec Ind Inc.......................   3,580        199,012
FMC Corp............................   4,060        260,124
Lyondell Chemical Company...........  14,530        368,626
Martin Marietta Materials...........   1,905        161,201
RPM International Inc...............   5,525        104,920
Scotts Company- CL A................   5,595        248,922
Steel Dynamics Inc..................   1,330         67,099
                                                -----------
                                               $  1,956,917
                                                -----------


PHARMACEUTICALS & BIOTECHNOLOGY - 0.7%
Cephalon Inc *......................   4,205   $    259,659
                                                -----------



REAL ESTATE - 2.5%
New Plan Excel Realty...............  35,075   $    948,779
                                                -----------



RETAILING - 5.1%
Abercombie & Fitch CO Cl A..........   6,170   $    428,692
American Eagle Outfitters...........  14,775        647,588
Anntaylor Stores Corp *.............   4,720        197,579
Claire's Stores. Inc................  14,580        425,153
Payless Shoesource Inc *............   4,780        119,022
Rent-A-Center Inc *.................   4,665        136,638
                                                -----------
                                               $  1,954,672
                                                -----------



SEMICONDUCTOR EQUIPMENT & PRODUCTS - 3.9%
Intersil Corp-Cl A..................   7,145   $    175,410
Lam Research Corp *.................   9,585        434,488
Memc Electronic Materials *.........  19,855        727,289
Microchip Technology Inc............   4,555        147,673
                                                -----------
                                               $  1,484,860
                                                -----------



SOFTWARE & SERVICES - 2.3%
Cognizant Tech Solutions *..........   5,920   $    438,435
Sybase Inc *........................  10,125        245,430
Transaction Systems Archit-A *......   6,555        224,968
                                                -----------
                                               $    908,833
                                                -----------



TELECOMMUNICATION SERVICES - 0.3%...
Cincinnati Bell Inc *...............  22,095   $    106,498
                                                -----------



TRANSPORTATION - 3.2%
C.H. Robinson Worldwide,Inc New.....   2,315   $    103,203
Con-Way Inc.........................   4,450        199,449
Hunt J.B.transprt Svcs Inc..........  27,730        575,952
Swift Transportation Inc *..........   6,260        148,487
YRC Worldwide Inc *.................   5,720        211,869
                                                -----------
                                               $  1,238,960
                                                -----------


UTILITIES - 7.3%
Agl Resources Incorporated..........   8,535   $    311,528
Alliant Energy Corp.................   7,480        267,260
Black Hills Corp....................  11,150        374,752
Energy East Corporation.............   3,880         92,034
MDU Resources Group Inc.............  25,413        567,726
Questar Corporation.................  10,960        896,199
Wisconsin Energy....................   6,555        282,782
                                                -----------
                                               $  2,792,281
                                                -----------


TOTAL EQUITY INTERESTS - 99.7%......           $ 38,301,910
 (identified cost $32,058,525)

OTHER ASSETS LESS LIABILITIES - 0.3%                129,562
                                                -----------

NET ASSETS - 100.0%.................           $ 38,431,472
                                               ============



*: Non-income-producing security.


The Fund did not have any open financial instruments at September 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2006, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $32,058,525
                                                -----------
     Gross unrealized appreciation             $ 7,534,334
     Gross unrealized depreciation             $(1,290,949)
                                                -----------
     NET UNREALIZED APPRECIATION               $ 6,243,385
                                               ============

WRIGHT MAJOR BLUE CHIP EQUITIES FUND (WMBC)
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2006 (unaudited)


                                       Shares       Value

    EQUITY INTERESTS - 99.5%

AUTOMOBILES & COMPONENTS - 0.6%
Johnson Controls.......................5,130   $   368,026
                                                -----------


BANKS - 7.4%
Bank Of America Corp..................52,660   $ 2,820,996
Golden West Financial..................3,585       276,941
SunTrust Banks Inc.....................2,670       206,338
Wells Fargo Company...................35,870     1,297,777
                                                -----------
                                               $ 4,602,052
                                                -----------


CAPITAL GOODS - 9.7%
3M Co..................................4,810   $   357,960
Black & Decker Corp....................3,590       284,867
Caterpillar Inc.......................21,670     1,425,886
Cummins Inc............................6,960       829,841
Danaher Corporation....................5,070       348,157
Illinois Tool Works....................3,980       178,702
Ingersoll-Rand Co.Cl A................11,135       422,907
Paccar Inc............................22,607     1,289,051
Tyco International Ltd................14,075       393,959
United Technologies....................8,125       514,719
                                                -----------
                                               $ 6,046,049
                                                -----------


COMMERCIAL SERVICES & SUPPLIES - 1.1%
Fluor Corp (New).......................1,025   $    78,812
Robert Half Intl Inc...................3,310       112,441
Waste Management Inc..................14,410       528,559
                                                -----------
                                               $   719,812
                                                -----------


COMMUNICATIONS EQUIPMENT - 2.7%
Cisco System Inc *....................19,095   $   439,185
Corning Inc *.........................19,985       487,834
Motorola Inc..........................24,725       618,125
Qualcomm Inc...........................3,535       128,497
                                                -----------
                                               $ 1,673,641
                                                -----------


COMPUTERS & PERIPHERALS - 4.8%
Apple Computer  Inc *..................8,895   $   685,182
EMC Corporation *.....................17,330       207,613
Hewlett-Packard Co....................56,735     2,081,607
                                                -----------
                                               $ 2,974,402
                                                -----------


CONSUMER DURABLES & APPAREL - 0.4%
Whirlpool Corp.........................3,030   $   254,853
                                                -----------


DIVERSIFIED FINANCIALS - 14.2%
Ambac Financial Group Inc..............6,835   $   565,596
Bear Stearns Companies Inc.............1,815       254,282
Capital One Financial.................11,605       912,849
Citigroup Inc.........................51,459     2,555,969
Franklin Res Inc Com...................3,195       337,871
Goldman Sachs Group Inc...............11,690     1,977,597
JP Morgan Chase & Co...................8,680       407,613
Lehman Bros Hldgs Inc.................18,330     1,353,854
Merrill Lynch & Company................6,015       470,493
                                                -----------
                                               $ 8,836,124
                                                -----------


ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
Agilent Technologies Inc*.............11,545   $   377,406
                                                -----------


ENERGY - 10.4%
Apache Corporation.....................5,808   $   367,066
Chevron Corp..........................21,240     1,377,626
ConocoPhillips........................16,340       972,720
Eog Resources Inc......................3,770       245,239
Exxon Mobil Corp......................40,620     2,725,602
Occidental Petroleum..................11,030       530,653
Valero Energy Corp.....................4,690       241,394
                                                -----------
                                               $ 6,460,300
                                                -----------


FOOD, BEVERAGE & TOBACCO - 4.8%
Altria Group Inc......................15,765   $ 1,206,811
Archer-Daniels-midland................36,115     1,368,036
Pepsico Inc............................6,395       417,338
                                                -----------
                                               $ 2,992,185
                                                -----------


FOOD & DRUG RETAILING - 0.4%
CVS Corporation........................8,180   $   262,742
                                                -----------


HEALTH CARE EQUIPMENT & SERVICES - 8.4%
Amerisourcebergen Corp.................5,795   $   261,934
Applied Biosystems Grp-App............24,970       826,757
Express Scripts Incl-CL A *...........10,590       799,439
Humana Inc. *..........................8,195       541,608
Laboratory Corp American Hldg *........4,365       286,213
Manor Care Inc.........................6,515       340,604
United Health Group Inc...............22,966     1,129,927
Wellpoint Inc *.......................13,510     1,040,945
                                                -----------
                                               $ 5,227,427
                                                -----------


HOTELS, RESTAURANTS & LEISURE - 0.8%
Darden Restaurants Inc.................2,960   $   125,711
Intl Game Technology...................8,285       343,828
                                                -----------
                                               $   469,539
                                                -----------



INSURANCE - 4.9%
Aflac  Inc.............................7,855   $   359,445
Aon Corporation.......................13,270       449,455
Chubb Corp.............................4,530       235,379
Cincinnati Financial Corp..............4,210       202,333
Metlife Inc............................7,470       423,400
Progressive Corp......................45,590     1,118,779
Torchmark Corp.........................3,890       245,497
                                                -----------
                                               $ 3,034,288
                                                -----------

MATERIALS - 1.4%
Air Products & Chemicals...............1,860   $   123,448
Allegheny Technologies Inc.............1,835       114,119
Nucor Corp.............................8,470       419,180
Phelps Dodge Corp......................1,245       105,452
Sigma-Aldrich..........................1,550       117,288
                                                -----------
                                               $   879,487
                                               -----------


MEDIA -1.1%
CBS Corp-Cl B.........................10,135   $   285,503
Time Warner Inc.......................22,665       413,183
                                                -----------
                                               $   698,686
                                                -----------


PHARMACEUTICALS & BIOTECHNOLOGY - 6.3%
Barr Pharmaceuticals Inc *.............9,780   $   507,973
Gilead Sciences Inc *..................9,945       683,222
Johnson & Johnson......................9,875       641,283
King Pharmaceuticals Inc *............14,315       243,784
Lilly Eli & CO.........................5,055       288,135
Merck & Co Inc.........................8,605       360,550
Pfizer Inc............................42,890     1,216,360
                                                -----------
                                               $ 3,941,307
                                                -----------


RETAILING - 5.6%
Best Buy Company Inc...................5,170   $   276,905
Home Depot Inc........................30,220     1,096,079
Limited Brands........................14,255       377,615
Lowes Cos Inc..........................9,280       260,397
Nordstrom Inc.........................11,955       505,697
Office Depot *........................11,870       471,239
Penney J C Co..........................5,410       369,990
Staples Inc............................6,195       150,724
                                                -----------
                                               $  3,508,646
                                                -----------


SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.8%
Intel Corp............................13,780   $   283,455
LSI Logic Corp *......................20,310       166,948
Texas Instruments.....................19,580       651,035
                                                -----------
                                               $ 1,101,438
                                                -----------

SOFTWARE & SERVICES - 2.9%
Computer Sciences Corp *...............5,620   $   276,054
First Data Corporation.................4,285       179,970
Microsoft Corp........................21,410       585,135
Nvidia Corp *.........................14,155       418,846
Oracle Corp *.........................19,780       350,897
                                                -----------
                                               $ 1,810,902
                                                -----------


TELECOMMUNICATION SERVICES - 3.5%
AT&T Inc..............................58,370   $ 1,900,527
Alltel Corp............................4,895       271,673
                                                -----------
                                               $ 2,172,200
                                                -----------

TRANSPORTATION - 2.9%
Burlington Northern Santa Fe Corp......5,950   $   436,968
Csx Corporation........................5,650       185,490
Fedex Corporation......................4,965       539,596
Norfolk Southern Corp..................8,625       379,931
United Parcel Service..................3,890       279,847
                                                -----------
                                               $ 1,821,832
                                                -----------

UTILITIES - 2.8%
Exelon Corp...........................18,186   $ 1,100,980
Firstenergy Corp.......................2,090       116,747
Sempra Energy..........................3,515       176,629
TXU Corporation........................5,665       354,176
                                                -----------
                                               $ 1,748,532
                                                -----------


TOTAL EQUITY INTERESTS - 99.5%..............   $61,981,876
(identified cost, $52,384,452)

OTHER ASSETS LESS LIABILITIES - 0.5% .......       323,989
                                                -----------

NET ASSETS - 100.0%.........................   $62,305,865
                                               ============



*: Non-income -producing security.





The Fund did not have any open financial instruments at September 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2006, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $52,384,453
                                                -----------
     Gross unrealized appreciation             $10,385,610
     Gross unrealized depreciation             $  (788,187)
                                                -----------
     NET UNREALIZED APPRECIATION               $ 9,597,423
                                               ============

WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND (WIBC)
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2006 (unaudited)



                                      Shares       Value


        EQUITY INTERESTS - 99.1%

AUSTRALIA - 3.9%
Bhp Billiton Ltd......................65,535   $  1,253,448
Commonwealth Bank.....................23,874        815,081
QBE Insurance Group Ltd..............131,016      2,395,382
Rio Tinto Ltd(Ordinary)...............23,496      1,229,126
Westfield Group......................173,849      2,441,609
                                                -----------
                                               $  8,134,646
                                                -----------


AUSTRIA - 0.5%
Boehler-Uddeholm AG....................8,035   $    451,511
OMV AG (Stammaktie)...................13,244        685,502
                                                -----------
                                               $  1,137,013
                                                -----------


BELGIUM - 2.0%
Fortis................................83,853   $  3,400,127
InBev SA..............................15,678        862,326
                                                -----------
                                               $  4,262,453
                                                -----------

CANADA - 6.5%
Biovail Corporation..................156,987   $  2,392,129
Canadian National Railway Company.....18,133        759,842
Encana Corporation....................70,168      3,271,131
Husky Energy Inc......................39,499      2,547,706
Ipsco Inc..............................7,028        610,355
Methanex Corporation..................19,330        469,367
Nexen Incorporated(Common)............13,059        699,391
Penn West Energy Trust................17,880        655,485
Talisman Energy Inc...................49,311        806,196
Teck Cominco Limited..................23,302      1,462,054
                                                -----------
                                               $ 13,673,656
                                                -----------

DENMARK - 3.0%
Danske Bank AS......................136,981    $  5,380,906
Topdanmark A/S *.......................6,393        881,808
                                                -----------
                                               $  6,262,714
                                                -----------

FINLAND - 1.0%
YIT Oyj...............................91,577   $  2,119,414
                                                -----------


FRANCE - 7.0%
AXA (Actions Ordinaires)..............33,449   $  1,232,164
BNP PARIBAS (Actions Ordinaires)......51,108      5,493,279
Gecina.................................4,493        598,747
Soc Gen De France (Actions Ordinaires)27,974      4,447,226
Sanofi-Aventis.........................4,599        408,970
Schneider Electric SA..................9,044      1,007,598
Vallourec..............................4,355      1,014,520
Vinci..................................6,229        692,793
                                                -----------
                                               $ 14,895,297
                                                -----------

GERMANY - 8.3%
ALLIANZ AG HOLDING (Namensaktie).......8,343   $  1,442,388
BASF AG (Stammaktie)..................25,107      2,008,441
Continental Ag(stammaktie)............21,263      2,462,928
Daimlerchrysler Ag(namenaktie)........20,794      1,038,091
Deutsche Bank Ag (Stammaktie).........30,927      3,728,062
Deutsche Boerse Ag....................19,302      2,899,866
E. On Ag (Stammaktie).................29,042      3,439,031
Puma Aktiengesellscaft Rudolf
 Dassler Sp........................... 1,639        558,499
                                                -----------
                                               $ 17,577,306
                                                -----------

GREAT BRITIAN - 22.2%
Anglo American Plc(ordinary).........141,222   $  5,890,557
Astrazeneca Plc (Ordinary)............45,596      2,843,010
Bellway Plc (Ordinary)................86,251      2,075,130
Bg Group Plc..........................88,105      1,068,097
Bhp Billiton Plc (Ordinary)...........43,106        742,393
Bp Plc (Ordinary)....................208,790      2,269,854
British American Tob(ordinary).......166,415      4,488,745
Barratt Developments PLC.............175,389      3,492,407
George Wimpey PLC.................... 46,821        453,039
Hsbc Holdings PLC (Ordinary)..........29,634        539,433
Hammerson plc.........................28,884        707,875
Hanson PLC............................26,073        376,718
Inchcape PLC..........................43,375        424,354
Land Securities Group PLC.............84,842      3,118,898
Man Group PLC........................552,548      4,623,952
Marks and Spencer Group PLC..........145,533      1,746,626
PERSIMMON PLC (Ordinary).............159,708      3,991,609
Rio Tinto plc.........................48,819      2,304,408
Royal & Sun Alliance Insurance
 Grp plc.............................694,434      1,932,780
Royal Dutch Shell Plc-B...............42,387      1,435,475
Scottish Power PLC....................98,543      1,199,238
Taylor Woodrow plc...................197,742      1,310,348
                                                -----------
                                               $ 47,034,946
                                                -----------

HONG KONG - 0.1%
Kingboard Chemical Hld Ltd...........60,000    $    215,984
                                                -----------


IRELAND - 0.5%
Bank Of Ireland (Cap. Stock)..........44,742   $    873,958
Fyffes PLC............................76,197        147,680
                                                -----------
                                               $  1,021,638
                                                -----------


ITALY - 3.0%
ENI SPA (Azioni Ordinarie)...........211,858   $  6,271,833
                                                -----------



JAPAN - 22.7%
Aisin Seiki Company Limited...........24,000   $    701,309
Asics Corporation.....................86,000      1,121,027
Canon Inc. (Common)...................89,050      4,646,153
CSK Holdings Corporation..............18,000        753,144
Denso Corp........................... 14,400        506,162
Daifuku Company Limited...............51,000        643,197
Fanuc Ltd (Common).....................9,300        726,261
Fuji Electric Holdings Company Ltd....84,000        433,287
Honda Motor Co.,Ltd (Common)..........65,500      2,202,473
Hitachi Const. Machinery Company L....11,400        254,910
Ibiden Co Ltd(common).................25,200      1,331,877
Japan Steel Works Ltd (The)...........42,000        287,435
Japan Tobacco Incorporated.............. 159        618,143
KDDI Corporation(Common)................ 383      2,387,566
Komatsu Limited......................134,000      2,315,335
Makita Corporation.................. .56,400      1,657,629
Marubeni Corporation..................68,000        338,661
Mitsubishi Corporation................73,400      1,380,155
Mitsubishi Rayon Co Ltd..............136,000        898,488
Mitsui O.S.K lines Limited.......... 126,000        931,673
NGK Spark Plug Co Ltd.................15,000        297,929
Nippon Seiki Co., Ltd.................15,000        328,421
Nippon Shokubai Company Limited.......65,000        787,278
Orix Corp(common).....................10,500      2,903,697
Ricoh Company,Ltd. (Common).......... 31,000        617,033
Sumitomo Chemical Co(common).........128,000        956,219
Sankyo Co., Ltd.......................17,000        908,567
Shinko Electric Industries LTD........69,200      1,928,328
Sumitomo Corporation.................117,000      1,459,713
Sumitomo Heavy Industries Ltd........176,000      1,474,307
Sumitomo Metal Industries Ltd....... 277,000      1,062,813
Takeda Chemical IND. LTD (Common).....26,100      1,629,247
Toyota Motor Corp (Common)........... 81,600      4,437,149
Toyota Tsusho Corporation.............24,000        632,194
Tsumura & Co..........................39,000        901,791
Uny Co Ltd...........................132,000      1,750,832
Yamaha Motor Co Ltd...................64,900      1,720,552
                                                -----------
                                               $ 47,930,955
                                                -----------



NETHERLANDS - 3.7%
Aegon N.v. (Aandeel)................. 70,911   $  1,328,534
Ing Groep N.v. (Aandeel)............ 148,115      6,508,700
                                                -----------
                                               $  7,837,234
                                                -----------


NORWAY - 3.3%
Norsk Hydro Asa (Ordinaere Aksje).... 45,893   $  1,026,118
Orkla Asa.............................12,437        592,406
Statoil ASA..........................135,873      3,215,146
Telenor Group ASA................... 163,578      2,135,486
                                                -----------
                                               $  6,969,156
                                                -----------


PORTUGAL - 1.5%
EDP - Energias de Portugal S.A.......328,804   $  1,424,473
Portugal Telecom Sa (Nominativa).....141,441      1,764,828
                                                -----------
                                               $  3,189,301
                                                -----------

SINGAPORE - 0.8%
CapitaLand Limited.................. 392,000   $  1,247,857
Singapore Petroleum Co Ltd...........150,000        444,400
                                                -----------
                                               $  1,692,257
                                                -----------

SPAIN - 2.1%
ACS Actividades Cons Y................19,865   $    941,133
Endesa S.a. (Accion)..................36,834      1,565,425
Repsol Ypf Sa (Accion)................29,499        877,024
Union Electrica Fenosa Sa.............22,710      1,158,771
                                                -----------
                                               $  4,542,353
                                                -----------

SWEDEN - 4.3%
Atlas Copco AB - A shs................24,472   $    642,809
Boliden AB............................25,456        482,822
Kungsleden AB.........................22,474      1,395,444
Nobia AB..............................40,326      1,348,134
SKF AB................................82,153      2,665,726
TeliaSonera AB.......................399,623      2,562,892
                                                -----------
                                               $  9,097,827
                                                -----------

SWITZERLAND - 2.7%
UBS AG (Namenaktie)...................36,614   $ 2,184,080
Zurich Financial Services
 (Inhaberaktie).......................14,035        38,936
                                                -----------
                                               $ 5,623,016
                                                -----------
TOTAL EQUITY INTERESTS - 99.1%                $209,488,999
  (identified cost , $186,757,797)

OTHER ASSETS LESS LIABILITIES - 0.9%             1,977,887
                                                -----------
NET ASSETS - 100.0%                           $211,466,886
                                              ============

*: Non-income-producing security.



The Fund did not have any open financial instruments at September 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2006, as computed on a federal income tax basis, were as follows:

     Aggregate cost                            $186,757,797
                                                -----------
     Gross unrealized appreciation             $26,508,457
     Gross unrealized depreciation             $(3,777,255)
                                                -----------

     Net unrealized appreciation               $ 22,731,202
                                               ============


The net unrealized depreciation on foreign currency is $(12,340).

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940(17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Equity Trust (On behalf of Wright Selected Blue Chip Equities Find, Wright Major Blue Chip Equities Fund, and Wright International Blue Chip Equities Fund.

By:     /s/ Peter M. Donovan
        ---------------------
         Peter M. Donovan
         President

Date:    November 2, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Barbara E. Campbell
         ------------------------
         Barbara E.Campbell
         Treasurer

Date:    November 3, 2006


By:      /s/ Peter M. Donovan
         ---------------------
         Peter M. Donovan
         President

Date:    November 2,2006